General information and basis of presentation - Other changes of the Company's shareholders subsequent to the Recapitalization and Initial Public Offering (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 IDR (Rp)
General information, recapitalization and basis of presentation.
Issued and paid-in capital	¥ 78,000	¥ 78,000
Renewal term of exclusive equity purchase option agreement	5 years
Expiration term of exclusive equity purchase option agreement	30 days
Jin Tai Yuan Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital | $			$ 747,940,498
Jin Cheng Long Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital | $			747,940,498
OneConnect Financial Technology (HongKong) Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital | $			$ 1
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital | $				$ 47,900,000
PT OneConnect Financial Technology Indonesia
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital | Rp					Rp 10,000,000,000
Shenzhen OneConnect Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Initial term of exclusive business cooperation agreement	10 years
Shenzhen OneConnect Technology | Minimum
General information, recapitalization and basis of presentation.
Issued and paid-in capital	¥ 4,903,181,996
Shenzhen OneConnect Technology | Maximum
General information, recapitalization and basis of presentation.
Registered capital	¥ 4,960,000,000
Beijing Vantage Point Technology Co., Ltd.
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	51.67%	51.67%
Issued and paid-in capital	¥ 13,333,529
Shenzhen OneConnect Information Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	51.00%	51.00%
Issued and paid-in capital	¥ 100,000,000
BER Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital	¥ 22,950,000
Zhang Tong Shun
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital	¥ 10,000,000
OneConnect Smart Technology Co Ltd | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital	¥ 1,200,000,000
Shenzhen CA
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%
Shenzhen CA | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	98.90%	98.90%
Issued and paid-in capital	¥ 543,500,000
Shanghai OneConnect | Subsidiaries of the VIEs
General information, recapitalization and basis of presentation.
Issued and paid-in capital	¥ 1,200,000,000
Kechuang | Subsidiaries of the VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital	¥ 4,000,000
Shenzhen OneConnect Chuangpei Technology Co., Ltd. | Subsidiaries of the VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital	¥ 10,000,000
Zhuhai Yirongtong Asset Management Co., Ltd. | Subsidiaries of the VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital	¥ 12,000,000
Ping An OneConnect Cloud Technology Co., Ltd. | Subsidiaries of the VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary	100.00%	100.00%
Issued and paid-in capital	¥ 500,000,000